ALICE A.WATERS

ATTORNEY AT LAW

113 E. FRANKLIN STREET TELEPHONE (972) 938-9090

WAXAHACHIE, TEXAS 75165 FACSIMILE (972) 938-9091

August 18, 2006

Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Mr. Jason Wynn

Re: Zion Oil & Gas, Inc.
Amendment No. 5 to Registration Statement on Form SB-2
Filed August 18, 2006
Registration No. 333-131275

Dear Mr. Wynn:

Attached for filing on behalf of the referenced Issuer is Amendment No. 5 to the Registration Statement on Form SB-2. The changes that have been made relate primarily to the financial information included for the quarter ended June 30, 2006, as well as changes in the underwriter compensation required by the NASD and receipt of conditional listing approval from the Amex. Three marked copies and three plain copies of this Amendment to the Registration Statement will be forwarded to you under separate cover.

The following discussion is in response to your comment letter dated August 14, 2006, dealing with the issue of reports required to be filed under the Securities Exchange Act of 1934 (the "'34 Act").

As you are aware, Zion's previous registration statement was declared effective on February 17, 2004. Since the minimum offering amount was not reached, no shares were sold and the company subsequently filed a post-effective amendment removing all shares from registration. This information was set forth in our letter dated January 25, 2006, which accompanied the initial filing of the current Registration Statement. The company understood that it had to file periodic reports for the year in which its previous registration statement went effective. In addition, based on conversations with our examiner on that offering, Mr. Richard Lee, it was the company's understanding that its reporting requirement would end with the filing of the Form 10-KSB for the year 2004. Zion at that time was not a public company, had never been a public company, had never had shares that were publicly traded, had never been required to register under the '34 Act and, therefore, had no reason for the information that would have been provided in the additional periodic filings to be made publicly available. Subsequently, in January 2006, we had conversations with another SEC staff member, Mr. Barry Stem, relating to the necessity of filing a Form 8-K in connection with the company's change in accountants. After explaining the company's situation, Mr. Stem agreed that no Form 8-K was required to be filed since Zion was not a reporting company.

If, contrary to our understanding, the company was still considered a '34 Act reporting company after removing all its shares from registration, under Section 15(d) the duty to file would have been automatically suspended for the 2005 fiscal year, since at the beginning of that fiscal year the company had fewer than 300 shareholders.

At the beginning of fiscal year 2006, the company had and still has less than 500 shareholders, with total assets of less than $10,000,000 on the last day of each of the company's most recent fiscal years (Rule 12(h)-3(b)(1)(ii)) and so, substantively, the duty to file would have remained suspended.

Moreover, no investor or public disclosure purpose would be served by requiring '34 Act filings for prior periods. All information, financial and other, that would have had to be included in the company's Form 10-KSB for 2005, as well as the Form 10-QSB for the March 30 quarter of 2006, was filed in Amendment #4 to the Registration Statement. This includes the comparative financial information for the relevant fiscal periods in 2005. The financial and other information, including the comparative financial information for the relevant fiscal periods in 2005, that would have had to be included in the Form 10-QSB for the June 30 quarter of 2006, is included in the current Amendment #5 to the Registration Statement. Thus, the company has provided and filed in its current Registration Statement, including the pre-effective amendments, all the information that would have been included in a 2005 10-KSB and 2006 10-QSBs.

Please contact me at your earliest convenience if you have additional comments.

Sincerely,

/s/

Alice A. Waters

Enclosures

cc: Mr. Eugene A. Soltero